SCHEDULE OF NOTES PAYABLE RELATED PARTY (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 26, 2013	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 3,540,405
Year-to-Date Interest Rate	5.00%
Interest Expense		$ 24,398	$ 24,398	48,796	48,793
Maturity	Oct. 05, 2019
Notes Payable Related Party One [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 2,016,672
Year-to-Date Interest Rate				5.00%	5.00%
Interest Expense				$ 75,265
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Two [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 563,000
Year-to-Date Interest Rate				5.00%	5.00%
Interest Expense				$ 21,113
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Three [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 409,920
Year-to-Date Interest Rate				5.00%	5.00%
Interest Expense				$ 15,372	$ 20,496
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Four [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 11,125
Year-to-Date Interest Rate				5.00%	5.00%
Interest Expense				$ 417	$ 556
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Five [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 200,000
Year-to-Date Interest Rate				5.00%	5.00%
Interest Expense				$ 7,500	$ 10,000
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Six [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 6,670
Year-to-Date Interest Rate				5.00%	5.00%
Interest Expense				$ 249	$ 334
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Seven [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 19,000
Year-to-Date Interest Rate				8.00%	8.00%
Interest Expense				$ 1,140	$ 1,520
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Eight [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 31,000
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 1,170	$ 1,560
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Nine [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 31,500
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 1,419	$ 1,892
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Ten [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 34,800
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 1,566	$ 2,088
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Eleven [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 5,000
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 225	$ 300
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Twelve [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 72,076
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 3,600	$ 4,800
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Thirteen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 2,214	$ 2,952
Notes Payable Related Party Fourteen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal
Year-to-Date Interest Rate				6.00%
Interest Expense				$ 113	150
Notes Payable Related Party Fifteen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 83,877
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 1,005	$ 1,340
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Sixteen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 14,000
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 630	$ 840
Maturity					Jul. 15, 2021
Notes Payable Related Party Seventeen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 24,000
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 1,080	$ 1,440
Maturity				Jul. 15, 2021
Notes Payable Related Party Eighteen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 5,000
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 225	$ 300
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party Nineteen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Principal					$ 12,765
Year-to-Date Interest Rate				6.00%	6.00%
Interest Expense				$ 573
Maturity				Jul. 15, 2021	Jul. 15, 2021
Notes Payable Related Party [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Expense				$ 134,876	$ 50,568